GALAXY MONEY MARKET PORTFOLIOS

THE GALAXY FUNDS

ANNUAL REPORT
July 31, 2000

Galaxy Prime Reserves
Galaxy Tax-Exempt Reserves
Galaxy Government Reserves

[LOGO OMITTED - GALAXY FUNDS]

7/31/00 ARRESERVE

GALAXY PRIME RESERVES

PORTFOLIO OF INVESTMENTS
JULY 31, 2000


   PAR VALUE                                       VALUE
  -----------                                   ----------

 COMMERCIAL PAPER (A) - 53.03%

                FINANCE - 33.77%

$100,000,000    American Express Credit Corp.
                6.51%, 08/24/00............... $  99,584,083
 100,000,000    Associates Corp.
                of North America
                6.65%, 08/01/00...............   100,000,000
  40,000,000    Associates Corp.
                of North America
                6.48%, 08/25/00...............    39,827,200
  50,000,000    BellSouth Capital
                Funding Corp.
                6.47%, 08/14/00 (B)...........    49,883,181
  48,110,000    BellSouth Capital
                Funding Corp.
                6.53%, 08/15/00 (B)...........    47,987,827
  25,195,000    BMW U.S. Capital Corp.
                6.53%, 08/11/00...............    25,149,299
  56,700,000    BMW U.S. Capital Corp.
                6.56%, 08/17/00...............    56,534,688
  45,330,000    BMW U.S. Capital Corp.
                6.51%, 09/08/00...............    45,018,507
  92,500,000    Cargill Global Funding Plc
                6.64%, 08/01/00 (B)...........    92,500,000
 100,000,000    Cargill Global Funding Plc
                6.50%, 08/25/00 (B)...........    99,566,667
  50,000,000    CDC Commercial
                Paper Corp.
                6.50%, 09/07/00 (B)...........    49,665,972
  50,000,000    Ford Motor Credit Corp.
                6.51%, 08/07/00...............    49,945,750
  50,000,000    Ford Motor Credit Corp.
                6.49%, 08/18/00...............    49,846,764
  50,000,000    Ford Motor Credit Corp.
                6.52%, 10/05/00...............    49,411,389
  50,000,000    General Electric Capital Corp.
                6.54%, 08/14/00...............    49,881,917
  50,000,000    General Electric Capital Corp.
                6.54%, 08/15/00...............    49,872,833

   PAR VALUE                                       VALUE
  -----------                                   ----------

                FINANCE (CONTINUED)

 $50,000,000    General Electric Capital Corp.
                6.50%, 08/28/00............... $  49,756,250
  50,000,000    General Motors
                Acceptance Corp.
                6.55%, 08/22/00...............    49,808,958
 100,000,000    General Motors
                Acceptance Corp.
                6.51%, 08/30/00...............    99,475,583
  50,000,000    International Lease
                Finance Corp.
                6.48%, 08/24/00...............    49,793,000
  50,000,000    International Lease
                Finance Corp.
                6.51%, 09/18/00...............    49,566,000
  60,000,000    International Lease
                Finance Corp.
                6.51%, 10/10/00...............    59,240,500
 150,000,000    UBS Finance (DE) LLC
                6.64%, 08/01/00...............   150,000,000
                                               -------------
                                               1,462,316,368
                                               -------------

                CONSUMER STAPLES - 7.73%

  25,000,000    Campbell Soup Co.
                6.57%, 10/27/00...............    24,603,062
 100,000,000    DaimlerChrysler NA
                Holdings Corp.
                6.48%, 08/18/00...............    99,694,000
  50,000,000    DaimlerChrysler NA
                Holdings Corp.
                6.54%, 08/21/00...............    49,818,333
  50,000,000    Wal-Mart Stores, Inc.
                6.48%, 08/01/00 (B)...........    50,000,000
  50,000,000    Wal-Mart Stores, Inc.
                6.48%, 08/22/00 (B)...........    49,811,000
  61,000,000    Wal-Mart Stores, Inc.
                6.50%, 08/29/00 (B)...........    60,691,611
                                               -------------
                                                 334,618,006
                                               -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

JULY 31, 2000


  PAR VALUE                                       VALUE
  -----------                                   ----------


                CHEMICAL AND DRUGS - 6.67%

 $50,000,000    Bayer Corp.
                6.52%, 09/06/00 (B)........... $  49,674,000
  40,000,000    Bayer Corp.
                6.51%, 10/03/00 (B)...........    39,544,300
 100,000,000    Merck & Co., Inc.
                6.47%, 08/25/00...............    99,568,667
  50,000,000    Pfizer, Inc.
                6.54%, 08/01/00 (B)...........    50,000,000
  50,000,000    Pfizer, Inc.
                6.55%, 08/11/00 (B)...........    49,909,028
                                               -------------
                                                 288,695,995
                                               -------------

                TECHNOLOGY - 3.26%

  44,625,000    Lucent Technologies, Inc.
                6.48%, 08/31/00...............    44,384,025
  42,000,000    Motorola, Inc.
                6.49%, 08/08/00...............    41,946,998
  55,000,000    Motorola, Inc.
                6.55%, 08/23/00...............    54,779,851
                                               -------------
                                                 141,110,874
                                               -------------

                ENERGY - 1.14%

  50,000,000    Texaco, Inc.
                6.48%, 09/07/00...............    49,667,000
                                               -------------

                BASIC MATERIALS - 0.46%

  20,000,000    Minnesota Mining &
                Manufacturing Co.
                6.53%, 09/21/00...............    19,814,983
                                               -------------
                TOTAL COMMERCIAL PAPER         2,296,223,226
                                               -------------
                (Cost $2,296,223,226)

CORPORATE NOTES AND BONDS - 23.82%

                BANKING - 17.41%

  50,000,000    AllFirst Bank
                6.70%, 10/26/00 (C)...........    49,992,620
  50,000,000    AllFirst Bank
                6.61%, 04/11/01 (C)...........    49,993,207

  PAR VALUE                                       VALUE
  -----------                                   ----------



                BANKING (CONTINUED)

 $50,000,000    American Express
                Centurion, BN
                6.64%, 03/30/01 (C)........... $  50,000,000
  50,000,000    Bank of America NA, BN
                6.72%, 12/07/00...............    50,000,000
  50,000,000    Bank of America NA, BN
                6.73%, 12/08/00...............    50,000,000
  50,000,000    Bank of New York
                6.52%, 01/22/01...............    49,987,545
  50,000,000    Bank One N.A., BN
                6.16%, 10/16/00...............    49,996,029
  25,000,000    Citigroup, Inc., MTN
                6.60%, 04/04/01 (C)...........    25,000,000
  12,500,000    Comerica Bank, BN
                6.67%, 09/25/00 (C)...........    12,499,737
  50,000,000    Comerica Bank, BN
                6.61%, 11/24/00 (C)...........    49,993,824
  10,000,000    Comerica Bank, BN
                6.54%, 02/14/01 (C)...........     9,997,516
  50,000,000    Comerica Bank, BN
                6.53%, 03/14/01 (C)...........    49,984,842
  12,500,000    First National Bank
                7.09%, 12/04/00 (C)...........    12,509,138
  50,000,000    First Union National
                Bank, BN
                6.63%, 05/16/01 (C)...........    50,000,000
  50,000,000    Huntington National
                Bank, BN
                6.72%, 12/13/00 (C)...........    49,983,525
  30,000,000    Huntington National
                Bank, BN
                6.83%, 01/12/01 (C)...........    30,018,294
  45,000,000    Key Bank N.A., BN
                6.50%, 01/29/01...............    44,987,276
  44,000,000    M & I Bank Northeast, BN
                6.36%, 10/26/00...............    44,000,000
  25,000,000    Morgan Guaranty
                Trust Co., BN
                6.64%, 03/19/01 (C)...........    25,007,119
                                               -------------
                                                 753,950,672
                                               -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

JULY 31, 2000



  PAR VALUE                                       VALUE
  -----------                                   ----------

                FINANCE - 2.77%

$100,000,000    Diageo Capital Plc
                6.82%, 08/24/00 (C)........... $  99,996,607
  20,000,000    IBM Credit Corp., MTN
                5.90%, 08/07/00...............    19,999,866
                                               -------------
                                                 119,996,473
                                               -------------

                UTILITIES - 2.64%

  25,000,000    AT&T Corp.
                6.62%, 06/14/01 (C)(D)........    25,000,000
  89,500,000    Emerson Electric Co., MTN
                6.58%, 06/06/01 (C)...........    89,500,000
                                               -------------
                                                 114,500,000
                                               -------------

                CONSUMER STAPLES - 1.00%

  43,100,000    Sara Lee Corp., MTN, Series C
                6.68%, 02/14/01...............    43,086,777
                                               -------------
                TOTAL CORPORATE NOTES
                AND BONDS .................... 1,031,533,922
                                               -------------
                (Cost $1,031,533,922)

CERTIFICATES OF DEPOSIT - 20.82%

  40,000,000    AllFirst Bank
                6.62%, 07/27/01 (C)...........    40,000,000
  49,000,000    Bank of Nova Scotia
                6.70%, 02/12/01...............    48,986,342
  50,000,000    Barclays Bank Plc
                6.53%, 08/21/00...............    50,000,000
 100,000,000    Barclays Bank Plc
                6.56%, 08/21/00...............   100,000,000
 100,000,000    Bayerische Landesbank
                New York
                6.55%, 12/15/00 (C)...........    99,972,131
  50,000,000    Bayerische Landesbank
                New York
                6.69%, 12/15/00 (C)...........    49,981,421
  50,000,000    Canadian Imperial Bank
                6.72%, 12/26/00...............    50,000,000
  50,000,000    Fifth Third Bank
                6.54%, 08/30/00...............    50,000,000


  PAR VALUE                                       VALUE
  -----------                                   ----------


CERTIFICATES OF DEPOSIT (CONTINUED)

 $88,500,000    First Union National Bank, BN
                6.61%, 11/24/00 (C)........... $  88,494,505
  25,000,000    M & I Bank Northeast
                6.17%, 10/12/00...............    25,000,000
  50,000,000    Rabobank Nederland
                6.69%, 02/28/01...............    49,986,288
  50,000,000    Rabobank Nederland
                6.66%, 03/08/01...............    49,985,759
  50,000,000    Royal Bank of Canada, Yankee
                6.52%, 01/18/01...............    49,988,934
  50,000,000    Royal Bank of Canada
                6.52%, 03/14/01 (C)...........    49,983,325
  50,000,000    SunTrust Bank
                6.54%, 09/11/00...............    50,000,000
  49,000,000    SunTrust Bank
                6.78%, 04/18/01...............    48,993,379
                                               -------------
                TOTAL CERTIFICATES
                OF DEPOSIT ...................   901,372,084
                                               -------------
                (Cost $901,372,084)

U.S. AGENCY OBLIGATION - 0.32%

                FEDERAL HOME LOAN BANK - 0.32%

  14,000,000    5.92%, 10/13/00...............    13,997,431
                                               -------------
                TOTAL U.S. AGENCY
                OBLIGATION ...................    13,997,431
                                               -------------
                (Cost $13,997,431)

REPURCHASE AGREEMENT - 1.36%
  58,716,000    Goldman Sachs
                Repurchase Agreement
                6.55%, 08/01/00, Dated
                7/31/00, Repurchase Price
                $58,726,683 (Collateralized
                by U.S. Treasury Notes,
                5.625-5.75%, due
                11/15/00-12/31/02,
                Total Par $59,802,000,
                Market Value $59,350,850).....    58,716,000
                                               -------------
                TOTAL REPURCHASE
                AGREEMENT ....................    58,716,000
                                               -------------
                (Cost $58,716,000)


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY PRIME RESERVES

JULY 31, 2000


    SHARES                                        VALUE
  -----------                                   ----------



INVESTMENT COMPANIES - 0.24%

   2,048,411    Dreyfus Cash
                Management Fund............... $    2,048,411
   8,304,706    Federated Investors Prime
                Obligation Money
                Market Fund...................      8,304,706
                                               --------------
                TOTAL INVESTMENT
                COMPANIES ....................     10,353,117
                                               --------------
                (Cost $10,353,117)
TOTAL INVESTMENTS - 99.59%....................  4,312,195,780
                                               --------------
(Cost $4,312,195,780)*
NET OTHER ASSETS AND LIABILITIES - 0.41%......     17,872,509
                                               --------------
NET ASSETS - 100.00%.......................... $4,330,068,289
                                               ==============

---------------------------------

*    Aggregate cost for federal tax purposes.
(A)  Discount yield at time of purchase.
(B) Securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified buyers. At July 31, 2000, these securities amounted to $689,233,586 or 15.92% of net assets.
(C) Variable rate securities. The rates shown reflect rates in effect at July 31, 2000.
(D) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold, in transactions exempt from registration, to qualified buyers. At July 31, 2000, this security amounted to $25,000,000 or 0.58% of net assets.
BN   Bank Note
MTN  Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

PORTFOLIO OF INVESTMENTS
JULY 31, 2000


   PAR VALUE                                       VALUE
  -----------                                   ----------


MUNICIPAL SECURITIES - 95.43%

                ALABAMA - 1.36%

 $1,500,000     Chatom County IDB, PCR
                4.25%, 09/06/00
                Guaranty: National
                Rural Utilities CFC........... $   1,500,000
    800,000     North Alabama
                Environmental Improvement
                Authority, PCR
                Reynolds Metals Co.
                4.40%, 12/01/00 (A)
                LOC: Bank of Nova Scotia .....       800,000
                                               -------------
                                                   2,300,000
                                               -------------

                ALASKA - 0.59%

  1,000,000     Valdez Marine Terminal
                Revenue,
                Exxon Pipeline Co. Project,
                Series B
                4.20%, 12/01/33 (A)...........     1,000,000
                                               -------------

                ARIZONA - 2.84%

  2,000,000     Maricopa County, PCR
                Arizona Public Service Co.,
                Series A
                4.20%, 05/01/29 (A)
                LOC: Morgan Guaranty Trust ...     2,000,000
  2,800,000     Maricopa County, PCR
                Arizona Public Service Co.,
                Series F
                4.25%, 05/01/29 (A)
                LOC: Bank of America..........     2,800,000
                                               -------------
                                                   4,800,000
                                               -------------

                COLORADO - 1.63%

  2,760,000     Colorado State Health Facilities
                Authority Revenue,
                Boulder Community Hospital
                Project, Series B
                4.25%, 10/01/14 (A)
                Insured: MBIA
                SPA: Rabobank
                Nederland N.V.................     2,760,000
                                               -------------


  PAR VALUE                                       VALUE
  -----------                                   ----------


                FLORIDA - 1.71%

 $2,900,000     University Athletic
                Association, Inc., Capital
                Improvement Revenue
                University of Florida
                Stadium Project
                4.35%, 02/01/20 (A)
                LOC: SunTrust Bank of
                Central Florida............... $   2,900,000
                                               -------------

                GEORGIA - 4.19%

  3,900,000     Municipal Electric Authority
                4.15%, 01/01/20 (A)
                LOC: ABN AMRO Bank N.V. ......     3,900,000
  3,195,000     Municipal Electric Authority,
                Project One, Series B
                4.15%, 01/01/16 (A)
                LOC: ABN AMRO Bank N.V. ......     3,195,000
                                               -------------
                                                   7,095,000
                                               -------------

                IDAHO - 1.77%

  3,000,000     Idaho State HFA
                Pooled Financing Program
                4.30%, 10/01/10 (A)
                LOC: U.S. Bank of Idaho ......     3,000,000
                                               -------------

                ILLINOIS - 3.40%

  4,000,000     Illinois Educational Facilities
                Authority,
                Pooled Financing Program,
                Series 95
                4.25%, 09/07/00
                LOC: Northern Trust...........     4,000,000
  1,750,000     Illinois Educational Facilities
                Authority,
                Pooled Financing Program,
                Series 95
                4.35%, 11/01/00
                LOC: Northern Trust...........     1,750,000
                                               -------------
                                                   5,750,000
                                               -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JULY 31, 2000



  PAR VALUE                                       VALUE
  -----------                                   ----------


                INDIANA - 4.97%

 $1,500,000     Fort Wayne Hospital Authority,
                Parkview Memorial Hospital,
                Series B
                4.25%, 01/01/20 (A)
                LOC: Bank of America.......... $   1,500,000
  3,000,000     Indiana State Development
                Finance Authority
                Environmental Revenue
                USX Corp. Project
                4.05%, 12/01/22 (A)
                LOC: Bank of Nova Scotia......     3,000,000
  2,900,000     Sullivan County, PCR,
                Series L-1
                3.95%, 09/05/00
                Guaranty: National Rural
                Utilities CFC.................     2,900,000
  1,000,000     Sullivan County, PCR,
                Series L-2
                3.95%, 09/05/00
                Guaranty: National Rural
                Utilities CFC.................     1,000,000
                                               -------------
                                                   8,400,000
                                               -------------

                IOWA - 0.59%

  1,000,000     Iowa Finance Authority
                Revenue Wheaton Franciscan
                Services, Series A
                4.30%, 08/15/12 (A)
                Insured: MBIA
                SPA: Toronto
                Dominion Bank.................     1,000,000
                                               -------------

                LOUSIANA - 7.27%

  4,200,000     Ascension Parish, PCR
                Shell Oil Co.
                4.10%, 05/01/26 (A)...........     4,200,000
    500,000     Louisiana Offshore
                Terminal Authority
                Deepwater
                Port Revenue,
                Loop, Inc., 1st Stage
                4.20%, 09/01/06 (A)
                LOC: SunTrust Bank............       500,000


  PAR VALUE                                       VALUE
  -----------                                   ----------


                LOUSIANA (CONTINUED)

 $2,100,000     St. Charles Parish, PCR
                Shell Oil Co. Project
                4.30%, 10/01/25 (A)........... $   2,100,000
  5,500,000     St. James Parish, PCR,
                Texaco Project
                4.25%, 10/17/00...............     5,500,000
                                               -------------
                                                  12,300,000
                                               -------------

                MAINE - 2.13%

  3,600,000     Maine Finance Authority,
                Jackson Laboratory Issue
                4.40%, 12/01/30 (A)
                LOC: Keybank N.A..............     3,600,000
                                               -------------

                MARYLAND - 2.67%

  1,500,000     Maryland State Health &
                Higher Educational Facilities
                Authority Pooled Loan Project,
                Series A
                4.15%, 04/01/35 (A)
                LOC: First National Bank
                of Chicago....................     1,500,000
  3,000,000     Maryland State, GO,
                First Series
                5.00%, 03/01/01...............     3,014,778
                                               -------------
                                                   4,514,778
                                               -------------

                MINNESOTA - 3.79%

  3,000,000     Minnesota State, GO,
                Multi-Purpose
                4.75%, 06/01/01...............     3,008,370
  3,400,000     New ULM,  Hospital
                Facility Revenue
                Health Central System
                4.35%, 08/01/14 (A)
                LOC: Norwest Bank
                Minnesota NA..................     3,400,000
                                               -------------
                                                   6,408,370
                                               -------------



                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JULY 31, 2000


  PAR VALUE                                       VALUE
  -----------                                   ----------

                MISSISSIPPI - 5.38%

 $2,600,000     Harrison County, PCR,
                duPont (E.I.) de Nemours
                4.25%, 09/01/10 (A)........... $   2,600,000
  4,100,000     Jackson County
                Water System,
                Chevron Corp. Project
                3.90%, 11/01/24 (A)...........     4,100,000
  2,400,000     Perry County, PCR,
                Leaf River Forest Project
                4.20%, 03/01/02 (A)
                LOC: Wachovia Bank N.A. ......     2,400,000
                                               -------------
                                                   9,100,000
                                               -------------

                NEVADA - 1.60%

  2,700,000     Reno Hospital Revenue
                St. Mary's Regional Medical
                Center, Series B
                4.40%, 05/15/23 (A)
                Insured: MBIA
                SPA: ABN AMRO Bank............     2,700,000
                                               -------------

                NEW HAMPSHIRE - 2.16%

  3,650,000     New Hampshire Health &
                Higher Education Facilities
                Authority VHA of New England
                Capital Asset Financing
                Program, Series D
                4.35%, 12/01/25 (A)
                Insured:AMBAC
                SPA: Mellon Bank N.A. ........     3,650,000
                                               -------------

                NEW MEXICO - 2.61%

  2,500,000     Farmington, PCR,
                Arizona Public Service Co.,
                Series A
                4.20%, 05/01/24 (A)
                LOC: Bank of America
                NT & SA.......................     2,500,000

  PAR VALUE                                       VALUE
  -----------                                   ----------

                NEW MEXICO (CONTINUED)

 $1,920,000     Farmington, PCR,
                Arizona Public Service Co.,
                Series B
                4.20%, 09/01/24 (A)
                LOC: Barclays Bank Plc........ $   1,920,000
                                               -------------
                                                   4,420,000
                                               -------------

                NEW YORK - 0.92%

    300,000     New York City Municipal
                Water Finance Authority,
                Water & Sewer System
                Revenue, Series G
                4.15%, 06/15/24 (A)
                LOC: FGIC
                SPA: FGIC-SPI.................       300,000
  1,250,000     New York State Energy
                Research and Development
                Authority, PCR, New York
                State Electric & Gas,
                Series B
                3.70%, 10/15/15 (A)
                LOC: UBS AG...................     1,250,000
                                               -------------
                                                   1,550,000
                                               -------------

                OREGON - 1.71%

  2,900,000     Port Portland, PCR,
                Reynolds Metals Co.
                4.40%, 12/01/09 (A)
                LOC: Bank of Nova Scotia .....     2,900,000
                                               -------------

                PENNSYLVANIA - 7.72%

  3,500,000     Delaware County IDA, PCR,
                Philadelphia Electric Co.,
                Series A
                4.20%, 08/07/00
                LOC: First Union Bank.........     3,500,000
  4,000,000     Delaware Valley Finance
                Authority Local
                Government Revenue
                4.25%, 08/01/16 (A)
                LOC: Credit Suisse
                First Boston..................     4,000,000





                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JULY 31, 2000


   PAR VALUE                                       VALUE
  -----------                                   ----------


                PENNSYLVANIA (CONTINUED)

 $2,000,000     Delaware Valley Finance
                Authority Local Government
                Revenue, Series D
                4.25%, 12/01/20 (A)
                LOC: Credit Suisse
                First Boston.................. $   2,000,000
  3,550,000     Schuylkill County IDA,
                Resource Recovery Revenue,
                Gilberton Power Project
                4.25%, 12/01/02 (A)
                LOC: Mellon Bank N.A..........     3,550,000
                                               -------------
                                                  13,050,000
                                               -------------

                RHODE ISLAND - 1.51%

  2,545,000     Rhode Island State, GO
                Consolidated Capital
                Development Loan, Series A
                5.00%, 09/01/00...............     2,547,718
                                               -------------

                SOUTH CAROLINA - 4.38%

  4,400,000     Spartanburg County
                Health Services District, Inc.,
                Hospital Revenue
                4.20%, 04/15/23 (A)
                LOC: MBIA
                SPA: NationsBank N.A..........     4,400,000
  3,000,000     Spartanburg County School
                District No. 7, GO, BAN
                4.75%, 02/15/01...............     3,009,738
                                               -------------
                                                   7,409,738
                                               -------------

                TENNESSEE - 2.07%

  1,500,000     Chattanooga-Hamilton
                County Hospital Authority
                4.30%, 10/01/17 (A)
                LOC: Morgan Guaranty Trust....     1,500,000
  2,000,000     Tennessee State, GO,
                Series A
                4.15%, 08/03/00...............     2,000,000
                                               -------------
                                                   3,500,000
                                               -------------


   PAR VALUE                                       VALUE
  -----------                                   ----------

                TEXAS - 14.72%

 $1,700,000     Gulf Coast Waste
                Disposal Authority, PCR
                Amoco Oil Co. Project
                4.20%, 10/01/17 (A)........... $   1,700,000
  5,300,000     Gulf Coast Waste
                Disposal Authority, PCR
                Exxon Project
                4.20%, 10/01/24 (A)...........     5,300,000
  1,200,000     Harris County IDC
                Baytank Houston, Inc. Project
                4.20%, 02/01/20 (A)
                LOC: Rabobank
                Nederland, N.V................     1,200,000
  5,000,000     Hockley County IDC, PCR
                Amoco Project
                4.30%, 11/01/19 (A)...........     5,002,277
  2,000,000     Houston, GO, Series B
                4.22%, 09/11/00...............     2,000,000
  1,000,000     Lone Star Airport
                Improvement Authority,
                American Airlines, Inc.,
                Series A-1
                4.40%, 12/01/14 (A)
                LOC: Royal Bank of Canada.....     1,000,000
  3,000,000     Lower Neches Valley Authority
                Chevron, Inc. Project
                3.95%, 02/15/17 (A)...........     3,000,000
    600,000     North Central HFDC
                Hospital Revenue
                Presbyterian Medical Center,
                Series C
                4.40%, 12/01/15 (A)
                Insured: MBIA
                SPA: NationsBank N.A..........       600,000
    600,000     North Central Texas Health
                Facilities Development Corp.,
                Presbyterian Medical Center,
                Series C
                4.40%, 12/01/15 (A)
                LOC: MBIA
                SPA: NationsBank of Texas.....       600,000
  4,500,000     Texas State, TRAN, Series A
                4.50%, 08/31/00...............     4,502,852
                                               -------------
                                                  24,905,129
                                               -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

JULY 31, 2000



   PAR VALUE                                       VALUE
  -----------                                   ----------


                UTAH - 3.55%

 $6,000,000     Utah State, GO, Series C
                4.20%, 07/01/16 (A)
                SPA: Toronto
                Dominion Bank................. $   6,000,000
                                               -------------

                WASHINGTON - 2.51%

  4,250,000     Seattle Municipal
                Light & Power Revenue
                4.65%, 08/07/00
                LIQ: Morgan Guaranty Trust....     4,250,000
                                               -------------

                WYOMING - 5.68%

    700,000     Lincoln County, PCR,
                Exxon Project, Series A
                4.30%, 11/01/14 (A)...........       700,000
  5,000,000     Sweetwater County, PCR,
                Series A
                4.05%, 08/08/00
                LOC: UBS AG...................     5,000,000
  3,900,000     Uinta County, PCR,
                Chevron USA, Inc. Project
                4.15%, 08/15/20 (A)...........     3,900,000
                                               -------------
                                                   9,600,000
                                               -------------
                TOTAL MUNICIPAL
                SECURITIES ...................   161,410,733
                                               -------------
                (Cost $161,410,733)


    SHARES                                         VALUE
  -----------                                   ----------



INVESTMENT COMPANIES - 2.20%

     38,286     Dreyfus Tax Exempt Cash
                Management.................... $      38,286
  3,677,150     Federated Investors Tax-Free
                Obligations Fund..............     3,677,150
                                               -------------
                TOTAL INVESTMENT
                COMPANIES ....................     3,715,436
                                               -------------
                (Cost $3,715,436)
TOTAL INVESTMENTS - 97.63%....................   165,126,169
                                               -------------
(Cost $165,126,169)*

NET OTHER ASSETS AND LIABILITIES - 2.37%......     4,006,921
                                               -------------
NET ASSETS - 100.00%.......................... $ 169,133,090
                                               =============

----------------------------------------

*      Aggregate cost for federal tax purposes.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at July 31, 2000.
AMBAC  American Municipal Bond Assurance Corp
BAN    Bond Anticipation Notes
FGIC   Federal Guaranty Insurance Corp.
GO     General Obligation
HFA    Health Facilities Authority
HFDC   Health Facilities Development Corp.
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDC    Industrial Development Corp.
LIQ    Liquidity
LOC    Letter of Credit
MBIA   Municipal Bond Insurance Association
PCR    Pollution Control Revenue
SPA    Stand-by Purchase Agreement
TRAN   Tax and Revenue Anticipation Notes


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY GOVERNMENT RESERVES

PORTFOLIO OF INVESTMENTS
JULY 31, 2000



   PAR VALUE                                       VALUE
  -----------                                   ----------


U.S. AGENCY OBLIGATIONS - 80.60%

                FEDERAL HOME LOAN BANK - 29.28%

 $10,000,000    6.40%, 08/11/00 (A)........... $   9,982,222
   5,000,000    6.43%, 08/23/00 (A)...........     4,980,353
   5,000,000    6.61%, 10/04/00 (B)...........     4,999,399
   4,000,000    5.92%, 10/13/00...............     3,999,266
   4,500,000    5.88%, 11/20/00...............     4,491,497
   5,000,000    4.88%, 01/26/01...............     4,954,332
   5,000,000    6.45%, 03/16/01...............     4,996,673
  10,000,000    6.44%, 07/20/01 (B)...........     9,994,197
                                               -------------
                                                  48,397,939
                                               -------------

                FEDERAL NATIONAL
                MORTGAGE ASSOCIATION - 29.00%

  10,000,000    6.49%, 08/03/00 (A)...........     9,996,395
   5,000,000    6.39%, 08/04/00, MTN(B).......     4,999,975
  10,000,000    6.50%, 08/10/00 (A)...........     9,983,750
   5,000,000    6.43%, 09/14/00 (A)...........     4,960,736
   3,000,000    6.47%, 11/22/00, MTN(B).......     2,999,728
  10,000,000    6.43%, 12/08/00, MTN(B).......     9,996,546
   5,000,000    6.47%, 02/16/01, MTN..........     4,999,213
                                               -------------
                                                  47,936,343
                                               -------------

                FEDERAL HOME LOAN
                MORTGAGE CORPORATION - 16.29%

   7,000,000    6.42%, 08/01/00 (A)...........     7,000,000
   5,000,000    6.43%, 08/15/00 (A)...........     4,987,497
   5,000,000    6.41%, 10/05/00 (A)...........     4,942,132
  10,000,000    6.53%, 12/20/00 (B)...........     9,995,184
                                               -------------
                                                  26,924,813
                                               -------------

                FEDERAL FARM CREDIT BANK  - 6.03%

   5,000,000    6.49%, 09/01/00, MTN(B).......     4,999,873
   5,000,000    5.13%, 04/02/01...............     4,956,608
                                               -------------
                                                   9,956,481
                                               -------------
                TOTAL U.S. AGENCY
                OBLIGATIONS ..................   133,215,576
                                               -------------
                (Cost $133,215,576)



   PAR VALUE                                       VALUE
  -----------                                   ----------


REPURCHASE AGREEMENT - 16.36%

 $27,033,000    Lehman Brothers
                Repurchase Agreement
                6.56%, 08/01/00, Dated
                07/31/00, Repurchase Price
                $27,037,926 (Collateralized
                by U.S. Treasury Bond
                12.00%, Due 08/15/13
                Total Par $19,630,000
                Market Value $27,575,142)..... $  27,033,000
                                               -------------
                TOTAL REPURCHASE
                AGREEMENT ....................    27,033,000
                                               -------------
                (Cost $27,033,000)

    SHARES
  ----------

INVESTMENT COMPANIES - 3.62%

  2,919,631     Dreyfus Cash
                Management Fund...............     2,919,631
  3,066,815     Federated Investors
                Government Obligation
                Money Market Fund.............     3,066,815
                                               -------------
                TOTAL INVESTMENT
                COMPANIES ....................     5,986,446
                                               -------------
                (Cost $5,986,446)
TOTAL INVESTMENTS - 100.58%...................   166,235,022
                                               -------------
(Cost $166,235,022)*
LIABILITIES IN EXCESS OF ASSETS - (0.58%).....      (956,764)
                                               -------------
NET ASSETS - 100.00%.......................... $ 165,278,258
                                               =============

---------------------------------

*    Aggregate cost for federal tax purposes.
(A)  Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at July 31, 2000.
MTN  Medium Term Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       This page intentionally left blank.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF ASSETS AND LIABILITIES
JULY 31, 2000


                                                           PRIME           TAX-EXEMPT          GOVERNMENT
                                                         RESERVES           RESERVES            RESERVES
                                                     ----------------    ---------------     ---------------
ASSETS:

   Investments (Note 2):
     Investments at amortized cost ................. $  4,253,479,780    $   165,126,169     $   139,202,022
     Repurchase agreements .........................       58,716,000                  -          27,033,000
                                                     ----------------    ---------------     ---------------
       Total investments at value ..................    4,312,195,780        165,126,169         166,235,022
   Cash ............................................            2,605                638                 808
   Receivable for shares sold ......................       93,095,487          5,026,042           1,520,497
   Interest and dividend receivables ...............       24,815,149          1,214,696             794,247
                                                     ----------------    ---------------     ---------------
     Total Assets ..................................    4,430,109,021        171,367,545         168,550,574
                                                     ----------------    ---------------     ---------------

LIABILITIES:

   Payable for shares repurchased ..................       96,081,996          2,060,585           3,107,280
   Advisory fee payable (Note 3) ...................        1,308,659             57,509              57,374
   Distribution and service fee payable (Note 3) ...        1,641,724             57,509              57,374
   Payable to Administrator (Note 3) ...............          267,224             16,981              15,803
   Trustees' fees and expenses payable (Note 3) ....           81,425              3,302               3,521
   Accrued expenses and other payables .............          659,704             38,569              30,964
                                                     ----------------    ---------------     ---------------
     Total Liabilities .............................      100,040,732          2,234,455           3,272,316
                                                     ----------------    ---------------     ---------------
NET ASSETS ......................................... $  4,330,068,289    $   169,133,090     $   165,278,258
                                                     ================    ===============     ===============

NET ASSETS consist of:
   Par value (Note 4) .............................. $      4,330,068    $       169,133     $       165,278
   Paid-in capital in excess of par value ..........    4,325,738,221        168,963,957         165,112,980
                                                     ----------------    ---------------     ---------------
TOTAL NET ASSETS ................................... $  4,330,068,289    $   169,133,090     $   165,278,258
                                                     ================    ===============     ===============


SHARES OF BENEFICIAL INTEREST OUTSTANDING ..........    4,330,068,289        169,133,090         165,278,258

NET ASSET VALUE:
   offering and redemption price per share
   (Net Assets (DIVIDE) Shares Outstanding) ........ $           1.00    $          1.00     $          1.00
                                                     ================    ===============     ===============



                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000

                                                           PRIME            TAX-EXEMPT         GOVERNMENT
                                                         RESERVES            RESERVES           RESERVES
                                                     ----------------    ---------------     ---------------

INVESTMENT INCOME:
   Interest (Note 2) ............................... $    258,162,502    $     6,571,978     $     9,968,659
   Dividends (Note 2) ..............................          253,631             92,566             143,119
                                                     ----------------    ---------------     ---------------
     Total investment income .......................      258,416,133          6,664,544          10,111,778
                                                     ----------------    ---------------     ---------------

EXPENSES:
   Investment advisory fee (Note 3) ................       15,722,584            726,319             699,562
   Administration fee (Note 3) .....................        3,201,005            132,655             127,688
   Custody fee .....................................           56,534             23,412              17,898
   Fund accounting fee (Note 3) ....................          109,675             42,204              32,495
   Professional fees ...............................          171,984             30,390              25,773
   Trustees' fee (Note 3) ..........................          106,789              4,130               3,629
   Transfer agent fee (Note 3) .....................            5,186              5,510               5,014
   Distribution and service fee (Note 3) ...........       19,732,056            726,319             699,562
   Reports to shareholders .........................        1,001,900             16,854              17,180
   Registration fees ...............................           30,557             26,552              15,922
   Miscellaneous ...................................           71,515              3,157              11,738
                                                     ----------------    ---------------     ---------------
     Total expenses ................................       40,209,785          1,737,502           1,656,461
                                                     ----------------    ---------------     ---------------
NET INVESTMENT INCOME ..............................      218,206,348          4,927,042           8,455,317
                                                     ----------------    ---------------     ---------------

NET REALIZED GAIN ON INVESTMENTS ...................                -              1,486                   -
                                                     ----------------    ---------------     ---------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS .......................... $    218,206,348    $     4,928,528     $     8,455,317
                                                     ================    ===============     ===============





                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    PRIME RESERVES
                                                                         -----------------------------------
                                                                              YEAR                PERIOD
                                                                              ENDED               ENDED
                                                                          JULY 31, 2000      JULY 31, 1999(1)
                                                                         ---------------     ---------------

NET ASSETS at beginning of period ..................................     $ 4,250,399,059     $            10(2)
                                                                         ---------------     ---------------

Increase in Net Assets resulting from operations:
   Net investment income ...........................................         218,206,348         134,875,896
   Net realized gain (loss) on investments sold ....................                   -                   -
                                                                         ---------------     ---------------
     Net increase in net assets
       resulting from operations ...................................         218,206,348         134,875,896
                                                                         ---------------     ---------------

Dividends to shareholders from:
   Net investment income ...........................................        (218,206,348)       (134,875,896)
                                                                         ---------------     ---------------
     Total Dividends ...............................................        (218,206,348)       (134,875,896)
                                                                         ---------------     ---------------

Share Transactions:
   Net proceeds from sale of shares ................................      24,906,196,879      21,244,865,186
   Issued to shareholders in
     reinvestment of dividends .....................................         226,112,157         127,220,074
   Cost of shares repurchased ......................................     (25,052,639,806)    (17,121,686,211)
                                                                         ---------------     ---------------
     Net increase (decrease) from share transactions ...............          79,669,230       4,250,399,049
                                                                         ---------------     ---------------
     Net increase (decrease) in net assets .........................          79,669,230       4,250,399,049
                                                                         ---------------     ---------------

NET ASSETS at end of period (including line A) .....................     $ 4,330,068,289    $  4,250,399,059
                                                                         ===============     ===============


(A) Undistributed net investment income ............................     $             -    $              -
                                                                         ===============     ===============


OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold ............................................................      24,906,196,879      21,244,865,186
   Issued to shareholders in
     reinvestment of dividends .....................................         226,112,157         127,220,074
   Repurchased .....................................................     (25,052,639,806)    (17,121,686,211)
                                                                         ---------------     ---------------
     Net increase (decrease) in shares outstanding .................          79,669,230       4,250,399,049
                                                                         ===============     ===============


-------------------------------------------------

(1)  The Funds commenced operations on September 22, 1998.
(2)  Amounts represent initial investment.

                       SEE NOTES TO FINANCIAL STATEMENTS.


                                                             TAX-EXEMPT RESERVES                      GOVERNMENT RESERVES
                                                      -----------------------------------      ----------------------------------
                                                          YEAR               PERIOD               YEAR               PERIOD
                                                          ENDED               ENDED               ENDED               ENDED
                                                       JULY 31, 2000     JULY 31, 1999(1)      JULY 31, 2000     JULY 31, 1999(1)
                                                      ---------------    ----------------      -------------     ----------------

NET ASSETS at beginning of period ................... $   177,839,867    $             10(2)   $ 156,852,991     $             10(2)
                                                      ---------------    ----------------      -------------     ----------------

Increase in Net Assets resulting from operations:
   Net investment income ............................       4,927,042           2,635,072           8,455,317           5,466,065
   Net realized gain (loss) on investments sold .....           1,486              (1,486)                 -                    -
                                                      ---------------    ----------------      -------------     ----------------
     Net increase in net assets
       resulting from operations ....................       4,928,528           2,633,586           8,455,317           5,466,065
                                                      ---------------    ----------------      -------------     ----------------

Dividends to shareholders from:
   Net investment income ............................      (4,927,082)         (2,635,032)        (8,455,326)          (5,466,056)
                                                      ---------------    ----------------      -------------     ----------------
     Total Dividends ................................      (4,927,082)         (2,635,032)        (8,455,326)          (5,466,056)
                                                      ---------------    ----------------      -------------     ----------------

Share Transactions:
   Net proceeds from sale of shares .................     803,601,489         629,913,123        604,124,676          594,673,838
   Issued to shareholders in
     reinvestment of dividends ......................       5,091,551           2,472,799          8,742,456            5,186,232
   Cost of shares repurchased .......................    (817,401,263)       (454,544,619)      (604,441,856)        (443,007,098)
                                                      ---------------    ----------------      -------------     ----------------
     Net increase (decrease) from share transactions       (8,708,223)        177,841,303          8,425,276          156,852,972
                                                      ---------------    ----------------      -------------     ----------------
     Net increase (decrease) in net assets ..........      (8,706,777)        177,839,857          8,425,267          156,852,981
                                                      ---------------    ----------------      -------------     ----------------

NET ASSETS at end of period (including line A) ...... $   169,133,090    $    177,839,867      $ 165,278,258     $    156,852,991
                                                      ===============    ================      =============     ================


(A) Undistributed net investment income ............. $             -    $             40      $           -     $              9
                                                      ===============    ================      =============     ================


OTHER INFORMATION:
SHARE TRANSACTIONS:
   Sold .............................................     803,601,489         629,913,123        604,124,676          594,673,838
   Issued to shareholders in
     reinvestment of dividends ......................       5,091,551           2,472,799          8,742,456            5,186,232
   Repurchased ......................................    (817,401,263)       (454,544,619)      (604,441,856)        (443,007,098)
                                                      ---------------    ----------------      -------------     ----------------
     Net increase (decrease) in shares outstanding ..      (8,708,223)        177,841,303          8,425,276          156,852,972
                                                      ===============    ================      =============     ================


GALAXY PRIME RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.


                                                                          YEAR  ENDED          PERIOD ENDED
                                                                           JULY 31,              JULY 31,
                                                                             2000                 1999(1)
                                                                      -----------------      -----------------
Net Asset Value, Beginning of Period .............................    $            1.00      $            1.00
                                                                      -----------------      -----------------
Income from Investment Operations:
   Net investment income .........................................                 0.05                   0.04
                                                                      -----------------      -----------------

Less Dividends:
   Dividends from net investment income ..........................                (0.05)                 (0.04)
                                                                      -----------------      -----------------

Net increase (decrease) in net asset value .......................                    -                      -
                                                                      -----------------      -----------------
Net Asset Value, End of Period ...................................    $            1.00      $            1.00
                                                                      =================      =================


Total Return .....................................................                 5.09%                  3.59%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ................................    $       4,330,068      $       4,250,399
Ratios to average net assets:
   Net investment income .........................................                 4.98%                  4.10%*
   Operating expenses ............................................                 0.92%                  0.96%*






----------------------------------------------------

*    Annualized
**   Not annualized
(1)  The Fund commenced operations on September 22, 1998.


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY TAX-EXEMPT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.


                                                                          YEAR  ENDED          PERIOD ENDED
                                                                           JULY 31,              JULY 31,
                                                                             2000                 1999(1)
                                                                      -----------------      -----------------
Net Asset Value, Beginning of Period .............................    $            1.00      $            1.00
                                                                      -----------------      -----------------
Income from Investment Operations:
   Net investment income .........................................                 0.03                   0.02
                                                                      -----------------      -----------------

Less Dividends:
   Dividends from net investment income ..........................                (0.03)                 (0.02)
                                                                      -----------------      -----------------

Net increase (decrease) in net asset value .......................                    -                      -
                                                                      -----------------      -----------------
Net Asset Value, End of Period ...................................    $            1.00      $            1.00
                                                                      =================      =================


Total Return .....................................................                 2.77%                  1.82%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ................................    $         169,133      $         177,840
Ratios to average net assets:
   Net investment income .........................................                 2.72%                  2.09%*
   Operating expenses ............................................                 0.96%                  0.99%*




-------------------------------------

*    Annualized
**   Not annualized
(1)  The Fund commenced operations on September 22, 1998.


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY GOVERNMENT RESERVES

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.


                                                                          YEAR  ENDED          PERIOD ENDED
                                                                           JULY 31,              JULY 31,
                                                                             2000                 1999(1)
                                                                      -----------------      -----------------
Net Asset Value, Beginning of Period .............................    $            1.00      $            1.00
                                                                      -----------------      -----------------
Income from Investment Operations:
   Net investment income .........................................                 0.05                   0.03
                                                                      -----------------      -----------------

Less Dividends:
   Dividends from net investment income ..........................                (0.05)                 (0.03)
                                                                      -----------------      -----------------

Net increase (decrease) in net asset value .......................                    -                      -
                                                                      -----------------      -----------------
Net Asset Value, End of Period ...................................    $            1.00      $            1.00
                                                                      =================      =================


Total Return .....................................................                 4.94%                  3.49%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ................................    $         165,278      $         156,853
Ratios to average net assets:
   Net investment income .........................................                 4.84%                  4.00%*
   Operating expenses ............................................                 0.95%                  0.99%*




-----------------------------------------

*    Annualized
**   Not annualized
(1)  The Fund commenced operations on September 22, 1998.


                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.     ORGANIZATION

The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered thirty-six managed investment portfolios. The accompanying financial statements and financial highlights are those of the Prime Reserves, Tax-Exempt Reserves and Government Reserves (individually, a "Fund", collectively, the "Funds") only.

2.     SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest and dividend income is recorded on the accrual basis.


DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared and paid daily. Net realized capital gains, if any, are distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending July 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is recorded.

REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price.

Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities,

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NOTES TO FINANCIAL STATEMENTS


and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

3.     INVESTMENT ADVISORY, ADMINISTRATION,
       DISTRIBUTION, SHAREHOLDER SERVICES AND
       OTHER FEES

The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor"or "Fleet"), an indirect wholly-owned subsidiary of FleetBoston Financial Corpor-ation, are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the annual rate of 0.40% of the first $750,000,000 of each Fund's average daily net assets, plus 0.35% of each Fund's average daily net assets in excess of $750,000,000.

The Trust and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), a member of the PNCFinancial Services Group (formerly known as PNC Bank Corp.), are parties to an administration agreement under which PFPC Inc. (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion.



In addition, the Administrator also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, the Administrator compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

Prior to December 1, 1999, the services described above were provided by First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corp. On that date, PFPC Trust Co., a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding stock of First Data Investor Services Group, Inc. As part of the transaction, PFPC Inc., also an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into First Data Investor Services Group, Inc., which then changed its name to PFPC Inc.

Provident Distributors, Inc. (the "Distributor"), serves as the distributor of the Trust's shares. Prior to December 1, 1999, First Data Distributors, Inc., a wholly-owned subsidiary of First Data Investor Services Group, Inc., served as the exclusive distributor of the Trust's shares.

The Trust has adopted a distribution and services plan (the "Plan") with respect to the Funds. Under the Plan, the Trust may pay (i) the Distributor or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for shareholder administrative support services provided to shareholders of the Funds. Payments by the Trust for distribution expenses may not exceed an annual rate of 0.75% of the average daily net assets of a Fund and payments for shareholder administrative support services may not exceed 0.25% of the average daily net assets of a Fund's outstanding shares which are owned of record or beneficially by a Service Organization's customers

NOTES TO FINANCIAL STATEMENTS


for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship. The Trust is currently limiting payments under the Plan to an aggregate fee of not more than 0.45% of the average daily net assets of the Prime Reserves and not more than 0.40% of the average daily net assets of the Tax-Exempt Reserves and Government Reserves.

For the year ended July 31, 2000, the Funds paid fees under the Plan as follows:

                         Shareholder
  Fund                    Services     Distribution
  ----                    --------     ------------
Prime Reserves ......... $10,962,253     $8,769,803
Tax-Exempt Reserves ....     453,949        272,370
Government Reserves ....     437,226        262,336

Certain officers of the Trust are officers of the Administrator. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Advisor serves as an officer, trustee or employee of the Trust. Each Trustee is entitled to receive for services as a trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II, based on their relative net assets.


Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Compensation Plan"), an unfunded, non-qualified deferred compensation plan. The Compensation Plan allows each Trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

Expenses for the year ended July 31, 2000 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.     SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into forty classes of shares, each consisting of one or more series.

Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses and is entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of The Galaxy Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Prime Reserves, Tax-Exempt Reserves, and Government Reserves (three of the portfolios constituting The Galaxy Fund) as of July 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period from September 22, 1998 (commencement of operations) to July 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Reserves, Tax-Exempt Reserves, and Government Reserves portfolios of The Galaxy Fund at July 31, 2000, and the results of their operations for the year then ended and the changes in their net assets and financial highlights for the year then ended and for the period from September 22, 1998 to July 31, 1999, in conformity with accounting principles generally accepted in the United States.


Ernst + Young LLP


Boston, Massachusetts
September 8, 2000



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